Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Commitments and contingencies

32. Commitments and Contingencies

Commitments

Minimum purchase commitments

The Group has several supplier contracts primarily for production and packaging services where minimum purchase commitments exist in the contract terms. The commitments are associated with contracts that are enforceable and legally binding and that specify significant terms, including fixed or minimum services to be purchased and fixed, minimum or variable price provisions. For the twelve months ended December 31, 2025, volume adjustments related to co-packer arrangements in Europe & International and North America resulted in volume shortfall expenses of $13.9 million. The shortfall expenses are presented in cost of goods sold in the consolidated statement of operations.

Leases

The future cash outflows relating to leases that have not yet commenced are disclosed in Note 16 “Leases”.

Legal contingencies

From time to time, the Company may be involved in various claims and legal proceedings related to claims arising out of the operations. In July and September 2021, three securities class action complaints were filed under the captions Jochims v. Oatly Group AB et al., Case No. 1:21-cv-06360-AKH, Bentley v. Oatly Group AB et al., Case No. 1:21-cv-06485-AKH, and Kostendt v. Oatly Group AB et al., Case No. 1:21-cv-07904-AKH, in the United States District Court for the Southern District of New York against the Company and certain of its officers and directors. Those actions were consolidated under the caption In re Oatly Group AB Securities Litigation, Consolidated Civil Action No. 1:21-cv-06360-AKH. The operative consolidated complaint alleged violations of the Securities Exchange Act of 1934, SEC Rule 10b-5, and the Securities Act of 1933. In February 2022, a securities class action complaint was filed under the caption Hipple v. Oatly Group AB et al., Index No. 151432/2022 in the New York County Supreme Court against the Company and certain of its officers and directors, alleging violations of the Securities Act of 1933. In May 2022, the New York County Supreme Court granted a stay of Hipple v. Oatly Group AB et al. pending final adjudication of In re Oatly Group AB Securities Litigation. In October 2023, the parties reached a settlement in principle of both matters requiring the Company to pay $9.25 million, which was contingent upon court approval, among other things. In July 2024 the United States District Court for the Southern District of New York approved the settlement of In re Oatly Group AB Securities Litigation, and in August 2024, the New York County Supreme Court approved the settlement of Hipple v. Oatly Group AB et al., effectively concluding all pending class actions.